Income Taxes - reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income (loss) before income taxes	$ 17,547	$ 11,179	$ (16,784)
Computed (expense) recovery of income taxes	(5,982)	(6,521)	4,743
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	0	(13)	891
Other non-taxable income	160	1	24
Revisions to prior years	351	(21)	88
Capital gains and losses on dispositions, net	83	35	(7,663)
Resource property revenue taxes	(5,758)	(4,433)	(830)
Unrecognized losses in current year	(199)	(1)	(228)
Previously unrecognized deferred income tax assets, net	302	113	1,229
Permanent differences	(262)	(92)	(178)
Other non-taxable income	1,156
Other, net	(27)	(33)	305
Income tax expense	$ 10,176	$ 10,967	$ 1,619